Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Feb. 14, 2014 Capital Stock [Member]	Feb. 14, 2014 Class B Capital Stock [Member]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Registrant Name	MONARCH CEMENT CO
Entity Central Index Key	0000067517
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding			2,600,232	1,366,699
Trading Symbol	mcem
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 75,325,827